CURRENT EXPECTED CREDIT LOSSES (FY) (Details) - USD ($)		3 Months Ended		5 Months Ended		9 Months Ended
		Sep. 30, 2021		Dec. 31, 2020		Sep. 30, 2021
Current Expected Credit Loss [Abstract]
Allowance for credit losses		$ 1,145,629		$ 404,860		$ 1,145,629
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Beginning balance						404,860
Ending balance		1,145,629		404,860		1,145,629
CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses		$ 1,837,895		$ 465,397		$ 1,837,895
Loans receivable variable spread rate		1.18%		1.32%		1.18%
Loans receivable at carrying value, commitment balance		$ 155,936,236		$ 35,185,294		$ 155,936,236
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Beginning balance		1,177,283				465,397
Provision for current expected credit losses		660,612				1,372,498
Write-offs		0				0
Recoveries		0				0
Ending balance		1,837,895		465,397		1,837,895
Funded Loan Commitment [Member] | CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses	[1]	1,145,629		404,860	[2]	1,145,629
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Beginning balance		701,143	[1]	0		404,860	[1],[2]
Provision for current expected credit losses		444,486	[1]	404,860		740,769	[1]
Write-offs		0	[1]	0		0	[1]
Recoveries		0	[1]	0		0	[1]
Ending balance	[1]	1,145,629		404,860	[2]	1,145,629
Unfunded Loan Commitment [Member] | CECL Reserve [Member]
Current Expected Credit Loss [Abstract]
Allowance for credit losses	[3]	692,266		60,537	[4]	692,266
Current Expected Credit Loss Reserve for Funded and Unfunded Loan Commitments
Beginning balance		476,140	[3]	0		60,537	[3],[4]
Provision for current expected credit losses		216,126	[3]	60,537		631,729	[3]
Write-offs		0	[3]	0		0	[3]
Recoveries		0	[3]	0		0	[3]
Ending balance	[3]	$ 692,266		$ 60,537	[4]	$ 692,266

[1]	As of September 30, 2021 and December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s consolidated balance sheets.
[2]	As of December 31, 2020, the CECL Reserve related to outstanding balances on loans at carrying value and loans receivable at carrying value is recorded within current expected credit loss reserve in the Company’s balance sheet.
[3]	As of September 30, 2021 and December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.
[4]	As of December 31, 2020, the CECL Reserve related to unfunded commitments on loans held at carrying value is recorded within other liabilities in the Company’s consolidated balance sheets.